Document and Entity Information	Jun. 28, 2019
Risk/Return:
Registrant Name	Delaware Group Government Fund
Document Type	497
Document Period End Date	Jul. 31, 2018
Amendment Flag	false
Central Index Key	0000769220
Document Effective Date	Jun. 28, 2019
Document Creation Date	Jun. 28, 2019
Prospectus Date	Nov. 28, 2018
Entity Inv Company Type	N-1A
Delaware Emerging Markets Debt Fund | Class A
Risk/Return:
Trading Symbol	DEDAX
Delaware Emerging Markets Debt Fund | Class C
Risk/Return:
Trading Symbol	DEDCX
Delaware Emerging Markets Debt Fund | Class R
Risk/Return:
Trading Symbol	DEDRX
Delaware Emerging Markets Debt Fund | Institutional Class
Risk/Return:
Trading Symbol	DEDIX